Financial Instruments and Risks - Summary of Significant Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021 $ / SFr	Dec. 31, 2021 $ / SFr $ / €	Dec. 31, 2021 $ / SFr $ / £	Dec. 31, 2021 $ / SFr $ / R$	Dec. 31, 2020 $ / SFr	Dec. 31, 2020 $ / SFr $ / €	Dec. 31, 2020 $ / SFr $ / £	Dec. 31, 2020 $ / SFr $ / R$	Dec. 31, 2019 $ / SFr	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / R$	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / R$	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / R$
Foreign Exchange Rates [Abstract]
Spot rate	0.91210	0.91210	0.91210	0.91210	0.88030	0.88030	0.88030	0.88030					0.88290	0.74190	5.57130	0.81490	0.73260	5.19400
Average rate	0.91437	0.84579	0.72707	5.39288	0.94703	0.88423	0.78132	5.06281	0.99467	0.89154	0.78588	3.92513